                          THE SARATOGA ADVANTAGE TRUST
                          PROSPECTUS SUPPLEMENT TO THE
                            CLASS I PROSPECTUS DATED
                                 JANUARY 1, 2003

HEALTH & BIOTECHNOLOGY PORTFOLIO NOT CURRENTLY AVAILABLE FOR INVESTMENT BY THIS PROSPECTUS

     The Health & Biotechnology Portfolio is not being offered for investment by this prospectus. Upon approval of the Agreement and Plan of Reorganization by shareholders of the Health & Biotechnology Fund of the Orbitex Group of Funds, the Health & Biotechnology Portfolio will be offered for investment. It is anticipated that shareholder approval will be received on or about January 13, 2003. Until that time, investors can contact Orbitex Group of Funds at 1-888-672-4839 for alternatives regarding the Health & Biotechnology Portfolio.

TRANSFER AGENT FOR CERTAIN PORTFOLIOS THROUGH JANUARY 24, 2003

     Through January 24, 2003, the Transfer Agent for the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, and International Equity Portfolio is Boston Financial Data Services, Inc. Thus, through January 24, 2003, information regarding transaction processing and the establishment of new accounts for these portfolios should be sent to:

     The Saratoga Advantage Trust
     c/o Boston Financial Data Services, Inc.
     P.O. Box 8514
        Boston, MA  02266-8514

     Funds should be wired to:

     State Street Bank & Trust
     ABA No. 011000028
     Credit:Saratoga Advantage Trust, Name of the Fund, DDA Account NO. 99042277
     FBO:  Shareholder Name, Social Security Number/Tax ID Number

SHORT-TERM RESTRICTIONS ON EXCHANGES

     In addition, through January 24, 2003 shareholders of the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, and International Equity Portfolio may exchange among themselves but CANNOT EXCHANGE shares of their portfolio for shares of the Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, or Mid Capitalization Portfolio, and shareholders of the Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, and Mid Capitalization Portfolio may exchange among themselves but CANNOT EXCHANGE shares of their portfolio for shares of the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, or International Equity Portfolio.

                          THE SARATOGA ADVANTAGE TRUST
                          PROSPECTUS SUPPLEMENT TO THE
                            CLASS A PROSPECTUS DATED
                                 JANUARY 1, 2003

HEALTH & BIOTECHNOLOGY PORTFOLIO NOT CURRENTLY AVAILABLE FOR INVESTMENT BY THIS PROSPECTUS

     The Health & Biotechnology Portfolio is not being offered for investment by this prospectus. Upon approval of the Agreement and Plan of Reorganization by shareholders of the Health & Biotechnology Fund of the Orbitex Group of Funds, the Health & Biotechnology Portfolio will be offered for investment. It is anticipated that shareholder approval will be received on or about January 13, 2003. Until that time, investors can contact Orbitex Group of Funds at 1-888-672-4839 for alternatives regarding the Health & Biotechnology Portfolio.

                          THE SARATOGA ADVANTAGE TRUST
                          PROSPECTUS SUPPLEMENT TO THE
                            CLASS B PROSPECTUS DATED
                                 JANUARY 1, 2003

HEALTH & BIOTECHNOLOGY PORTFOLIO NOT CURRENTLY AVAILABLE FOR INVESTMENT BY THIS PROSPECTUS

     The Health & Biotechnology Portfolio is not being offered for investment by this prospectus. Upon approval of the Agreement and Plan of Reorganization by shareholders of the Health & Biotechnology Fund of the Orbitex Group of Funds, the Health & Biotechnology Portfolio will be offered for investment. It is anticipated that shareholder approval will be received on or about January 13, 2003. Until that time, investors can contact Orbitex Group of Funds at 1-888-672-4839 for alternatives regarding the Health & Biotechnology Portfolio.

TRANSFER AGENT FOR CERTAIN PORTFOLIOS THROUGH JANUARY 24, 2003

     Through January 24, 2003, the Transfer Agent for the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, and International Equity Portfolio is Boston Financial Data Services, Inc. Thus, through January 24, 2003, information regarding transaction processing and the establishment of new accounts for these portfolios should be sent to:

     The Saratoga Advantage Trust
     c/o Boston Financial Data Services, Inc.
     P.O. Box 8514
        Boston, MA  02266-8514

     Funds should be wired to:

     State Street Bank & Trust
     ABA No. 011000028
     Credit:Saratoga Advantage Trust, Name of the Fund, DDA Account NO. 99042277
     FBO:  Shareholder Name, Social Security Number/Tax ID Number

SHORT-TERM RESTRICTIONS ON EXCHANGES

     In addition, through January 24, 2003 shareholders of the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, and International Equity Portfolio may exchange among themselves but CANNOT EXCHANGE shares of their portfolio for shares of the Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, or Mid Capitalization Portfolio, and shareholders of the Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, and Mid Capitalization Portfolio may exchange among themselves but CANNOT EXCHANGE shares of their portfolio for shares of the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, or International Equity Portfolio.

                          THE SARATOGA ADVANTAGE TRUST
                          PROSPECTUS SUPPLEMENT TO THE
                            CLASS C PROSPECTUS DATED
                                 JANUARY 1, 2003

HEALTH & BIOTECHNOLOGY PORTFOLIO NOT CURRENTLY AVAILABLE FOR INVESTMENT BY THIS PROSPECTUS

     The Health & Biotechnology Portfolio is not being offered for investment by this prospectus. Upon approval of the Agreement and Plan of Reorganization by shareholders of the Health & Biotechnology Fund of the Orbitex Group of Funds, the Health & Biotechnology Portfolio will be offered for investment. It is anticipated that shareholder approval will be received on or about January 13, 2003. Until that time, investors can contact Orbitex Group of Funds at 1-888-672-4839 for alternatives regarding the Health & Biotechnology Portfolio.

TRANSFER AGENT FOR CERTAIN PORTFOLIOS THROUGH JANUARY 24, 2003

     Through January 24, 2003, the Transfer Agent for the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, and International Equity Portfolio is Boston Financial Data Services, Inc. Thus, through January 24, 2003, information regarding transaction processing and the establishment of new accounts for these portfolios should be sent to:

     The Saratoga Advantage Trust
     c/o Boston Financial Data Services, Inc.
     P.O. Box 8514
        Boston, MA  02266-8514

     Funds should be wired to:

     State Street Bank & Trust
     ABA No. 011000028
     Credit:Saratoga Advantage Trust, Name of the Fund, DDA Account NO. 99042277
     FBO:  Shareholder Name, Social Security Number/Tax ID Number

SHORT-TERM RESTRICTIONS ON EXCHANGES

     In addition, through January 24, 2003 shareholders of the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, and International Equity Portfolio may exchange among themselves but CANNOT EXCHANGE shares of their portfolio for shares of the Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, or Mid Capitalization Portfolio, and shareholders of the Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio, and Mid Capitalization Portfolio may exchange among themselves but CANNOT EXCHANGE shares of their portfolio for shares of the U.S. Government Money Market Portfolio, Municipal Bond Portfolio, Investment Quality Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, or International Equity Portfolio.